Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended				6 Months Ended
	Jun. 29, 2016	Apr. 22, 2016	Mar. 23, 2016	Sep. 18, 2015	Jun. 30, 2016	Jul. 29, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common Stock, Shares Authorized					5,000,000,000		5,000,000,000
Common Stock, Shares, Outstanding					1,177,693,383		1,177,693,383
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares				2,516,690
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					$ 11,057,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 years 2 months 12 days
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross					$ 1,622,000
Director [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	7,800,000	1,300,000
Weighted average exercise price, Granted	$ 0.145	$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance						1,300,000
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				395,881,100
Stock Issued During Period, Value, New Issues				$ 75,000,000
Sale of Stock, Price Per Share				$ 0.18945
Employee Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			11,000,000
Weighted average exercise price, Granted			$ 0.141
RPC Pharma Limited [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions				55,636,283	722,345,600
MTS Health Partners [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				3,830,400
Stock Issued During Period, Value, Issued for Services				$ 750,000
Business Combination, Integration Related Costs				$ 500,000
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period					141,142,420
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					64,213,556